Earnings per share - Schedule of Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of earnings per share [Abstract]
Profit attributable to ordinary shareholders – basic and diluted	£ 4,196	£ 3,923	[1]	£ 4,933	[1]
Weighted-average number of ordinary shares in issue – basic (in shares)	59,790	62,413		64,953
Adjustment for share options and awards (in shares)	723	661		807
Weighted-average number of ordinary shares in issue – diluted (in shares)	60,513	63,074		65,760
Basic earnings per share (in GBP per share)	£ 0.070	£ 0.063	[1]	£ 0.076	[1]
Diluted earnings per share (in GBP per share)	£ 0.069	£ 0.062	[1]	£ 0.075	[1]

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.